NOTES PAYABLE - BANKS (Narrative) (Details) € in Thousands, kr in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Debt Instrument [Line Items]
Outstanding guarantees		€ 1,022			$ 1,161
Replacement of amount of letter of credit					$ 500
Commercial bank [Member] | Bank Guarantee Facility [Member]
Debt Instrument [Line Items]
Interest rate		2.50%
Unused line fee		0.75%
United States [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount						$ 10,000
Weighted average interest rate			4.42%				4.42%	4.42%	5.44%
Europe [Member]
Debt Instrument [Line Items]
Weighted average interest rate		4.80%	4.40%	4.80%	4.80%		4.40%	4.40%	3.50%
Europe [Member] | Commercial bank [Member]
Debt Instrument [Line Items]
Bank guarantee Amount		€ 2,000						$ 2,457
Line of credit not exceed		70.00%
Line of Credit [Member] | United States [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate			3.00%
Line of Credit [Member] | Accounts Receivable [Member] | United States [Member]
Debt Instrument [Line Items]
Percentage of collateral						85.00%
Line Of Credit Two [Member] | Unbilled Accounts Receivable [Member] | United States [Member]
Debt Instrument [Line Items]
Percentage of collateral		80.00%		80.00%	80.00%
Line Of Credit Three [Member] | Unbilled Accounts Receivable [Member] | United States [Member]
Debt Instrument [Line Items]
Pledged assets used to secure credit facility						$ 500
Percentage of collateral						95.00%
Line of Credit Europe [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €	€ 12,000
Debt instrument, interest rate basis points above reference rate	4.80%
Unused line fee	0.75%
Line of Credit Europe [Member] | Sweden [Member]
Debt Instrument [Line Items]
Debt instrument, effective interest rate		2.80%		2.80%	2.80%
Line of Credit Ten [Member] | Europe [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding			€ 6,432					7,902
Line of Credit Ten [Member] | Sweden [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding				kr 1,800	$ 199		kr 1,648	202
Guarantees facility [Member]
Debt Instrument [Line Items]
Outstanding guarantees		€ 1,022	€ 973		1,161			$ 1,195
Guarantees facility [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount		€ 2,500			2,841
Line of Credit Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount				kr 4,000	$ 442